Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2023	2022
	€'000	€'000
Trade payables (1)	9,953	3,680
Amounts owed to related parties (2)	1,565	2,468
Lease liability – current	763	671
Payroll taxes	444	278
Other	191	165
	12,916	7,262

(1)	The company entered into a facility agreement with KEME for an amount equal to €690,073. The purpose of this agreement is to enable KEME to finance their hydrogen production plant and was negotiated along with the Equipment supply and installation services contract. Interest is accrued at a rate of 7%. Under this agreement, we transferred €0.53 million on May 17, 2023. This amount remains outstanding at June 30, 2023. As part of the Equipment supply and installation services contract, KEME made an advanced payment of €1.1 million during the first quarter of 2023. As no revenue has been recognised to date for this contract, the net payable position at June 30, 2023 to KEME was €0.53 million.

(2)	This amount relates to a balance owing to an affiliate, MagP Inovação, S.A. ("MagP"). Please refer to the 2022 Form 20-F for details of the Group's relationship with MagP.